Filed pursuant to Rule 497(e)

File Nos. 002-84012 and 811-03752

AMG FUNDS III

AMG Managers Special Equity Fund

AMG Managers Loomis Sayles Bond Fund

Supplement dated March 14, 2019 to the Prospectus, dated May 1, 2018, as supplemented August 13, 2018 and December 10, 2018

The following information supplements and supersedes any information to the contrary relating to AMG Managers Special Equity Fund and AMG Managers Loomis Sayles Bond Fund (each, a “Fund,” and collectively, the “Funds”), each a series of AMG Funds III, contained in the Funds’ Prospectus (the “Prospectus”), dated and supplemented as noted above.

Effective immediately, the Prospectus is revised as follows:

With respect to each Fund, the first paragraph of the section under “Summary of the Funds” titled “Fees and Expenses of the Fund” is deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. If you transact in Class I shares of the Fund through a financial intermediary, you may be required to pay a commission to the financial intermediary for effecting such transactions. Such commissions are charged by the financial intermediary and are not reflected in the table or Expense Example below.

The following sentence is added to the end of the section under “Shareholder Guide – Choosing a Share Class” titled “Class I Shares” on page 28:

Shareholders who transact in Class I shares through a financial intermediary may be required to pay a commission to the financial intermediary for effecting such transactions.

The following is added after the first paragraph of the section under “Shareholder Guide” titled “Investing Through An Intermediary” on page 28:

Class I shares, which do not have any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution, such as a distribution (12b-1) fee, or, with respect to AMG Managers Special Equity Fund, bear shareholder servicing fees, may be available on brokerage platforms of Financial Intermediaries that have agreements with the Distributor to offer such shares solely when acting as your agent. If you transact in Class I shares through such a Financial Intermediary, you may be required to pay a commission and/or other forms of compensation to the Financial Intermediary for effecting such transactions. Shares of AMG Managers Special Equity Fund and AMG Managers Loomis Sayles Bond Fund are available in other share classes that have different fees and expenses.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed pursuant to Rule 497(e)

File Nos. 002-84012 and 811-03752

AMG FUNDS III

AMG Managers Cadence Emerging Companies Fund

AMG Managers Cadence Mid Cap Fund

Supplement dated March 14, 2019 to the Prospectus, dated October 1, 2018

The following information supplements and supersedes any information to the contrary relating to AMG Managers Cadence Emerging Companies Fund and AMG Managers Cadence Mid Cap Fund (each, a “Fund,” and collectively, the “Funds”), each a series of AMG Funds III, contained in the Funds’ Prospectus (the “Prospectus”), dated as noted above.

Effective immediately, the Prospectus is revised as follows:

With respect to each Fund, the first paragraph of the section under “Summary of the Funds” titled “Fees and Expenses of the Fund” is deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. If you transact in Class I shares of the Fund through a financial intermediary, you may be required to pay a commission to the financial intermediary for effecting such transactions. Such commissions are charged by the financial intermediary and are not reflected in the table or Expense Example below.

The following sentence is added to the end of the section under “Shareholder Guide – Choosing a Share Class” titled “Class I Shares” on page 18:

Shareholders who transact in Class I shares through a financial intermediary may be required to pay a commission to the financial intermediary for effecting such transactions.

The following is added after the first paragraph of the section under “Shareholder Guide” titled “Investing Through An Intermediary” on page 18:

Class I shares, which do not have any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution, such as a distribution (12b-1) fee, may be available on brokerage platforms of Financial Intermediaries that have agreements with the Distributor to offer such shares solely when acting as your agent. If you transact in Class I shares through such a Financial Intermediary, you may be required to pay a commission and/or other forms of compensation to the Financial Intermediary for effecting such transactions. Shares of the Funds are available in other share classes that have different fees and expenses.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE